Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based compensation
Schedule of fair value assumptions for options granted to employees

	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2013	December 31, 2014
Average risk-free rate	1.09%~1.27%	—	1.80%~2.01%
Weighted average expected option life	5.75 years	—	6 years
Volatility rate	80.5%	—	56.22%~100.06%
Dividend	—	—	—

(1)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)

The average expected option life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

(3)	The Company has no history or expectation of paying dividends on its ordinary shares.

(4)	The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.

Schedule of information with respect to share options outstanding

	Shares	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Year)	Intrinsic Value (US$, in thousands)
Outstanding at December 31, 2011	2,690,650	6.71	7.17	—
Granted	2,207,000	1.40
Forfeited	(540,600)	4.60
Exercised	—	—
Outstanding at December 31, 2012	4,357,050	4.28	7.62	—
Granted	—
Forfeited	(1,373,750)	1.37
Exercised	(401,750)	1.37
Outstanding at December 31, 2013	2,581,550	4.79	6.40	612
Granted	3,660,000	1.88
Forfeited	(296,500)	2.21
Exercised	(268,750)	1.37
Outstanding at December 31, 2014	5,676,300	3.21	7.59	279
Exercisable at December 31, 2014	2,261,300	5.23	5.19	273

Schedule of information with respect to RSUs outstanding

	Shares	Weighted Average Fair Value (US$)
Nonvested at December 31, 2011	2,493,000	5.17
Granted	90,000	0.79
Vested	(95,000)	5.92
Forfeited	(50,000)	5.85
Nonvested at December 31, 2012	2,438,000	4.97
Granted	—	—
Vested	(1,281,890)	5.04
Forfeited	(140,000)	4.28
Nonvested at December 31, 2013	1,016,110	4.95
Granted	90,000	1.99
Vested	(85,000)	5.11
Forfeited	(62,500)	5.52
Nonvested at December 31, 2014	958,610	4.62